Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current assets
Schedule of other non current assets

	As of
	December 31,
(In thousands of euros)	2022	2023	2024
Long‑term deposit accounts	700	9,000	0
Advance payments – non-current	895	1,047	1,047
Accrued income	65	0	0
Security deposits	8	8	0
Other non‑current assets	1,668	10,055	1,047